Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	NURIX THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39398
Entity Tax Identification Number	27-0838048
Entity Address, Address Line One	1600 Sierra Point Parkway
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	415
Local Phone Number	660-5320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NRIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001549595
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false